Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 240,750,000.00
Total Fee Amount	20,945.25
Total Offset Amount	0.00
Net Fee	$ 20,945.25
Offering Table N/A
Offset Table N/A	N/A